SHAREHOLDERS' EQUITY (DEFICIENCY) (Schedule of Capital Composition) (Details)	12 Months Ended
	Dec. 31, 2015 ₪ / shares shares	Dec. 31, 2014 ₪ / shares shares
Class of Stock [Line Items]
Reverse stock split	0.05
Ordinary shares
Par value | ₪ / shares	₪ 0.2	₪ 0.2
Authorized	57,500,000	45,357,710
Issued	11,811,709	1,152,138
Outstanding	11,811,709	1,152,138
Preferred shares
Par value | ₪ / shares	₪ 0.2	₪ 0.2
Authorized	0	12,142,291
Issued	0	4,338,998
Outstanding	0	4,338,998
Series A Preferred Stock [Member]
Preferred shares
Authorized		338,000
Issued		338,000
Outstanding		338,000
Series B Preferred Stock [Member]
Preferred shares
Authorized		338,000
Issued		338,000
Outstanding		338,000
Series C1 Preferred Stock [Member]
Preferred shares
Authorized		875,000
Issued		821,000
Outstanding		821,000
Series C2 Preferred Stock [Member]
Preferred shares
Authorized		1,592,000
Issued		1,489,000
Outstanding		1,489,000
Series C3 Preferred Stock [Member]
Preferred shares
Authorized		1,500,000
Issued
Outstanding
Series D1 Preferred Stock [Member]
Preferred shares
Authorized		4,000,000
Issued		1,227,000
Outstanding		1,227,000
Series D2 Preferred Stock [Member]
Preferred shares
Authorized		3,000,000
Issued
Outstanding
Series D3 Preferred Stock [Member]
Preferred shares
Authorized		2,250,000
Issued		126,000
Outstanding		126,000
Series D4 Preferred Stock [Member]
Preferred shares
Authorized		250,000
Issued
Outstanding